Joint Venture - Summary of Financial Statements Information of Joint Ventures (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended	15 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 8,056	$ 55,394	$ 8,056	$ 5,552
Total current assets	10,399	61,218	10,399
Non-current assets	34,902	52,273	34,902
Current liabilities	(1,806)	(3,724)	(1,806)
Non-current liabilities	(1,072)	(1,000)	(1,072)
TOTAL ASSETS	45,301	113,491	45,301
Exploration expenditures		4,339	3,448
Depreciation		939	894
Loss from continuing operations		33,250	27,724
Minera Exar
CURRENT ASSETS
Cash and cash equivalents	3,119	9,198	3,119
Other current assets	1,281	2,410	1,281
Total current assets	4,400	11,608	4,400
Non-current assets	28,261	66,821	28,261
Current liabilities	(6,268)	(13,189)	(6,268)
Non-current liabilities	(121)	(26,323)	(121)
TOTAL ASSETS	26,272	38,917	$ 26,272
Exploration expenditures	8,060	8,898
Depreciation	24	213
Other expenses/(income)	(108)	589
Loss from continuing operations	$ 7,976	$ 9,700